SUBSEQUENT EVENTS (Investment Capital Fund Group, LLC Series 20)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 30, 2014
Subsequent events [Line Items]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Assignment of MotorMax Letter of Intent

On October 27, 2014,  the “Company entered into a First Amendment to and Assignment of Letter of Intent (the “Assignment”), pursuant to which Investment Capital Fund Group, LLC, a wholly-owned subsidiary of Sunset Brands, Inc. (“Sunset”), assigned all of its rights to Mint Leasing under a letter of intent between Sunset and the shareholders of Motors Acceptance Corporation, MotorMax Financial Services Corporation and MotorMax Auto Group, Inc. (collectively “MotorMax” and the “Letter of Intent”). Pursuant to the Letter of Intent, as amended by the Assignment, Mint Leasing agreed to pay a total of $30 million to the owners of MotorMax in consideration for 100% of MotorMax, of which $25 million (subject to net capital adjustments at closing) is payable in cash and $5 million is payable in stock; we agreed to provide proof of ability to raise the $25 million in cash by December 15, 2014; and agreed to close the transactions contemplated by the Letter of Intent, including our entry into a formal Securities Purchase Agreement with the owners of MotorMax, prior to January 15, 2015 (provided that MotorMax is required to maintain exclusivity with us through such date). The cash consideration payable in connection with the acquisition will be used to repay certain obligations of MotorMax other than certain credit facilities which will be assumed by the Company.

The closing of the transactions contemplated by the Letter of Intent are subject to among other things, us and the owners of MotorMax negotiating a mutually acceptable Securities Purchase Agreement, our due diligence, us raising adequate funding to complete the transaction, which may not be available on favorable terms, if at all, and the approval of the acquisition by our senior lender.

Sunset, which assigned us its rights under the Letter of Intent, was previously the owner of Investment Capital Fund Group, LLC Series 20, a Delaware limited liability company, organized as a Delaware Series Business Unit, which held various gem assets which we acquired pursuant to a Share Exchange Agreement in consideration for 62,678,872 shares of our restricted common stock on September 23, 2014.

MotorMax is a direct subprime automotive finance company located in Columbus, Georgia, with a 40 year history in consumer finance. MotorMax is currently originating approximately 1,200-1,500 automotive retail contracts per month. MotorMax consists of (1) a finance company (Motors Acceptance Corporation) which underwrites, finances and services all of the directly originated loans; (2) retail operations (MotorMax Auto Group, Inc.), which has sales operations in Georgia and Alabama where it operates nine dealerships; and (3) a consumer finance company (MotorMax Financial Services Corporation) licensed in Georgia, Alabama, South Carolina and Missouri.

Effective in October 2014, the Company issued 100,000 shares of its restricted common stock in consideration for certain computers to be acquired by the Company, provided that the Company currently contemplates cancelling these shares subsequent to the date of this report.

Effective in October 2014, the Company sold 35,000 shares of its restricted common stock to an accredited investor in a private transaction in consideration for $10,500 or $0.30 per share.

In November 2014, the Company issued 400,000 shares of its restricted common stock to an employee in consideration for a $20,000 bonus.

NOTE 14 – SUBSEQUENT EVENTS

In March 2014, Moody agreed to a further extension of the due date of the Revolver to February 1, 2015, with payments of $60,822 due monthly until maturity. While agreed to by the parties, the extension has not been memorialized by a formal agreement as of the date of this filing.

Investment Capital Fund Group, LLC Series 20 [Member]
Subsequent events [Line Items]
SUBSEQUENT EVENTS
4.   SUBSEQUENT EVENTS

On September 19, 2014, Investment Capital Fund Group, LLC Series 20 “The Company” was transferred 52 pieces of Blue Saphire Corundum for a total carat weight of 3,925.17 from Sunset Brands Inc. for 99,000 units of The Company. This transfer equates to 8.69% of capitalized value of Sunset Brands total collection (approximating $500,000,000) representing a transferred value of $43,463,986 for 99,000 membership units of The Company.

On August 30, 2014, Sunset Brands Inc. received an independent appraisal from LLOYDS ASSOCIATES INC. in accordance with the 2012-2013 USPAP. The values provided by the appraiser are as of the aforementioned date. The appraisal is for Retail Replacement Value, defined by the Appraiser's Association of America as the amount it would cost to replace an item with one of similar and like quality purchased in the most appropriate market place within a limited amount of time; Fair Market Value, defined by the Appraiser's Association of America as the price that property would sell for on the open market between a willing buyer and willing seller, with neither being required to act, and both having reasonable knowledge of the relevant facts; and neither being under constraint to buy or sell.

The following is an excerpt from the appraisal dated August 29, 2014 and values as of August 30, 2014.

Retail Replacement Value GP -612 (52) Blue Sapphires: $108,593,753
Fair Market Value (65%) GP -612 (52) Blue Sapphires: $70,585,940

In September 23, 2014, Sunset Brands Inc. exchanged their 99,000 membership units of The Company for 62,678,872 common shares in The Mint Leasing, Inc.